FINANCIAL INSTRUMENTS (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Total Assets	$ 224,607,096	$ 181,261,533
Liabilities
Financial liabilities	199,393,992	157,728,501
Financial assets at fair value through profit or loss [member]
Assets
Total Assets	18,198,357	9,336,461
Financial assets at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss [member]
Liabilities
Financial liabilities	9,330,629	8,422,054
Financial assets at amortized cost [member]
Assets
Total Assets	171,844,761	162,150,240
Financial assets at amortized cost [member] | Financial liabilities at amortized cost [member]
Liabilities
Financial liabilities	190,063,363	149,306,447
Financial assets at fair value through other comprehensive income [member]
Assets
Total Assets	34,563,978	9,774,832
Deposits [member]
Liabilities
Financial liabilities	178,641,594	121,176,255
Deposits [member] | Financial assets at amortized cost [member] | Financial liabilities at amortized cost [member]
Liabilities
Financial liabilities	178,641,594	121,176,255
Liabilities at fair value through profit or loss
Liabilities
Financial liabilities	2,002,005	258,060
Liabilities at fair value through profit or loss | Financial assets at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss [member]
Liabilities
Financial liabilities	2,002,005	258,060
Derivatives [member]
Liabilities
Financial liabilities	1,995
Derivatives [member] | Financial assets at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss [member]
Liabilities
Financial liabilities	1,995
Repo transactions
Liabilities
Financial liabilities		435,401
Repo transactions | Financial assets at amortized cost [member] | Financial liabilities at amortized cost [member]
Liabilities
Financial liabilities		435,401
Other financial liabilities
Liabilities
Financial liabilities	7,528,889	12,409,984
Other financial liabilities | Financial assets at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss [member]
Liabilities
Financial liabilities	7,326,629	8,163,994
Other financial liabilities | Financial assets at amortized cost [member] | Financial liabilities at amortized cost [member]
Liabilities
Financial liabilities	202,260	4,245,990
Financing received from the Argentine Central Bank and other financial institutions
Liabilities
Financial liabilities	5,852,292	12,276,610
Financing received from the Argentine Central Bank and other financial institutions | Financial assets at amortized cost [member] | Financial liabilities at amortized cost [member]
Liabilities
Financial liabilities	5,852,292	12,276,610
Unsubordinated Negotiable Obligations
Liabilities
Financial liabilities	4,226,748	8,286,163
Unsubordinated Negotiable Obligations | Financial assets at amortized cost [member] | Financial liabilities at amortized cost [member]
Liabilities
Financial liabilities	4,226,748	8,286,163
Subordinated Negotiable Obligations
Liabilities
Financial liabilities	1,140,469	2,886,028
Subordinated Negotiable Obligations | Financial assets at amortized cost [member] | Financial liabilities at amortized cost [member]
Liabilities
Financial liabilities	1,140,469	2,886,028
Cash and Due from Banks
Assets
Total Assets	36,674,869	35,945,335
Cash and Due from Banks | Financial assets at amortized cost [member]
Assets
Total Assets	36,674,869	35,945,335
Debt securities at fair value through profit or loss
Assets
Total Assets	9,871,903	773,961
Debt securities at fair value through profit or loss | Financial assets at fair value through profit or loss [member]
Assets
Total Assets	9,871,903	773,961
Derivatives
Assets
Total Assets	143,944	350,680
Derivatives | Financial assets at fair value through profit or loss [member]
Assets
Total Assets	143,944	350,680
Reverse Repo transactions
Assets
Total Assets	22,354,735
Reverse Repo transactions | Financial assets at amortized cost [member]
Assets
Total Assets	22,354,735
Other financial assets
Assets
Total Assets	4,285,221	2,854,686
Other financial assets | Financial assets at fair value through profit or loss [member]
Assets
Total Assets	3,407,891	1,499,631
Other financial assets | Financial assets at amortized cost [member]
Assets
Total Assets	877,330	1,355,055
Loans and other financing [member]
Assets
Total Assets	105,395,186	119,817,347
Loans and other financing [member] | Financial assets at amortized cost [member]
Assets
Total Assets	105,395,186	119,817,347
Other debt securities
Assets
Total Assets	40,859,975	14,238,340
Other debt securities | Financial assets at amortized cost [member]
Assets
Total Assets	6,325,194	4,475,465
Other debt securities | Financial assets at fair value through other comprehensive income [member]
Assets
Total Assets	34,534,781	9,762,875
Financial assets in guarantee
Assets
Total Assets	4,904,935	7,261,336
Financial assets in guarantee | Financial assets at fair value through profit or loss [member]
Assets
Total Assets	4,687,488	6,704,298
Financial assets in guarantee | Financial assets at amortized cost [member]
Assets
Total Assets	217,447	557,038
Investments in Equity Instruments
Assets
Total Assets	116,328	19,848
Investments in Equity Instruments | Financial assets at fair value through profit or loss [member]
Assets
Total Assets	87,131	7,891
Investments in Equity Instruments | Financial assets at fair value through other comprehensive income [member]
Assets
Total Assets	$ 29,197	$ 11,957